VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2011

Growth & Income Fund and Large Capital Growth Fund (the “Funds”)

In each Fund’s Portfolio Summary, in the Investment Adviser section, the information about the current portfolio manager John Massey is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Janet Walsh	2011	Senior Vice President and Portfolio Manager

In the Management section under Investment Sub-Advisers --- SunAmerica Asset Management Corp. (“SAAMCo”), the portfolio manager information for each Fund with respect to John Massey is deleted in its entirety and replaced with the following:

The Growth & Income Fund is managed by Steven A. Neimeth and Janet Walsh. Ms. Walsh joined SAAMCo in September 2011 as Senior Vice President and Portfolio Manager and co-heads the SAAMCo Large Cap Equity Team. Ms. Walsh has over 15 years of investment experience with extensive expertise in the technology and telecom sectors. Prior to joining SAAMCo, she was a portfolio manager and Global Technology Sector Head at AllianceBernstein L.P.

A portion of the assets of the Large Capital Growth Fund is managed by Janet Walsh. Please see above for Ms. Walsh’s biography.

All changes reflected herein are effective immediately.

Date:      October 11, 2011

VALIC COMPANY I

Supplement to the Statement of Additional Information dated October 1, 2011

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to SAAMCo, all reference to John Massey is deleted and the chart is supplemented, for Growth & Income Fund and Large Capital Growth Fund, with the following:

		Other Accounts (As of May 31, 2011)*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

SAAMCo	Walsh, Janet	3	$533	--	--	--	--

* Information provided with respect to Ms. Walsh is as of September 30, 2011.

Date:     October 11, 2011